Other income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	R$ 90,852	R$ (854,880)	R$ (3,905,954)
Bonus to employees
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	(375,360)	(399,828)	(361,796)
Expenses from fixed assets
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	(40,061)	(205,929)	(53,774)
Allowance for judicial and labor claims
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	(83,280)	(119,919)	(169,973)
Fine on supply contract of raw material, net
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	336,533	0	0
PIS and COFINS credits - exclusion of ICMS from the calculation basis
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	235,919	0	0
Capital gain - sale of Quantiq
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	0	276,816	0
Recovery of environmental damages
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	(89,395)	(102,466)	(182,600)
Leniency agreement
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	0	(375,476)	(2,860,402)
Other
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	R$ 106,496	R$ 71,922	R$ (277,409)